Obligations for pension and similar liabilities	12 Months Ended
Dec. 31, 2025
Obligations For Pension And Similar Liabilities
Obligations for pension and similar liabilities

21.	Obligations for pension and similar liabilities

As of December 31, 2025, the balance of provisions for pension funds and similar liabilities amounted to R$1,357,203 (2024 - R$1,364,437.

a) Supplementary Retirement Plan

Banco Santander and its subsidiaries sponsor closed-end supplementary pension entities and welfare funds, with the purpose of granting supplementary retirement and pension benefits in addition to those granted by Social Security, as defined in the basic regulations of each plan.

• Banesprev

Plan I: a defined benefit plan, fully funded by Banco Santander, covering employees hired after May 22, 1975, referred to as Primary Participants, and those hired up to May 22, 1975, referred to as Associate Participants, who were granted the right to a death benefit. This plan has been closed to new enrollments since October 1, 1994.

Plan II: a defined benefit plan funded by Banco Santander and participants, covering employees hired after May 22, 1975, and who migrated from Plan I. This plan has been closed to new enrollments since June 3, 2005.

Plan III: Variable contribution plan, intended for employees hired after May 22, 1975, previously covered by Plans I and II. In this plan, contributions are made by the sponsor and the participants. Benefits are in the form of defined contributions during the contribution period and defined benefits during the benefit payment phase, if paid as a lifetime monthly annuity. This plan has been closed to new members since September 1, 2005.

Plan IV: Variable contribution plan, intended for employees hired from November 27, 2000 onwards, in which the sponsoring company contributes only to risk benefits and administrative costs. In this plan, the scheduled benefit is in the form of a defined contribution during the contribution period and a defined benefit during the benefit payment phase, in the form of a lifetime monthly income, in whole or in part. The plan's risk benefits are in the form of a defined benefit. This plan has been closed to new enrollments since July 23, 2010.

Plan V: a defined benefit plan, fully funded by Banco Santander, covering employees hired up to May 22, 1975.

Retirement and Pension Supplement Plan – Pre-75: a defined benefit plan, established as a result of the Banespa privatization process, offered only to employees hired up to May 22, 1975, with an effective start date of January 1, 2000. The plan was closed to new enrollments on April 28, 2000.

DCA, DAB and CACIBAN Plans: supplementary retirement and pension plans for former employees associated with the acquisition of the former Banco Meridional, established under the defined benefit modality. Plans closed to new members in November 1999.

Sanprev Plan I: a defined benefit plan, established on September 27, 1979, covering employees resulting from the acquisition of the former Banco Noroeste. The plan has been closed to new members since June 30, 1996.

Sanprev II Plan: a plan that offers risk coverage, temporary pension supplementation, disability retirement and death benefit, and supplementation of sick pay and maternity benefits, covering employees of sponsoring companies enrolled in the plan, and is funded exclusively by the sponsors through monthly contributions, as indicated by the actuary. The plan has been closed to new enrollments since March 10, 2010.

Sanprev II Plan: a plan that offers risk coverage, temporary pension supplementation, disability retirement and death benefit, and supplementation of sick pay and maternity benefits, covering employees of sponsoring companies enrolled in the plan, and is funded exclusively by the sponsors through monthly contributions, as indicated by the actuary. The plan has been closed to new enrollments since March 10, 2010.

Sanprev III Plan: a variable contribution plan established on July 1, 1996. In this plan, the benefit is defined contribution during the contribution phase and defined benefit during the benefit payment phase, in the form of a lifetime monthly income, covering all or part of the benefit. The plan has been closed to new members since March 10, 2010.

• Bandeprev - Bandepe Social Security

Defined benefit plan sponsored by Banco Bandepe S.A. and Banco Santander, administered by Bandeprev. The plans are divided into Basic Plan, Special Plan 1 and Special Plan 2 with differences in eligibility, contributions and benefits by subgroups of participants. The plans have been closed to new members since 1999 for Banco Bandepe S.A. employees and to others since 2011.

• Defined Contribution Plans

SantanderPrevi - Sociedade de Previdência Privada, a private legal entity, non-profit, is a closed supplementary pension entity, constituted in accordance with current legal regulations, whose objective is the establishment and execution of pension benefit plans, complementary to the general social security system, in accordance with current legislation.

The SantanderPrevi Retirement Plan, although having Defined Contribution characteristics, is classified as a Variable Contribution plan due to 9 (nine) lifetime monthly annuities, with no new grants in this modality. The Plan has been closed to new members since July 2018, with contributions shared between sponsoring companies and plan participants. The amounts contributed by the sponsors for the fiscal year ending December 31, 2025 were R$ 61,717 at the Bank and R$ 67,619 in the Consolidated plan.

SBPREV - Santander Brasil Open Pension Plan: starting January 2, 2018, Santander offers an optional supplementary pension program for new employees and/or employees not enrolled in other plans within the Santander Brasil Conglomerate.

The program includes PGBL and VGBL plans, managed by Zurich Santander Brasil Seguros e Previdência S.A., open for new members. Contributions are shared between the sponsoring/endorsing companies.

The amounts appropriated by the sponsors in the fiscal year ended December 31, 2025 were R$ 2,630 in the Bank and R$ 3,246 in the Consolidated figures.

• Former Banespa Employees

The class action lawsuit filed by AFABESP (an association of retired and former employees of Banespa), seeking payment of a semi-annual bonus provided for in the old BANESPA bylaws, resulted in a final decision unfavorable to Banco Santander. As a result, each beneficiary of the decision may file an individual lawsuit to receive the amount due.

As the judgments adopted different positions for each case, a procedure called Incident of Resolution of Repetitive Demands (IRDR) was instituted before the Regional Labor Court (TRT) with the objective of establishing objective criteria regarding the theses defended by the Bank, mainly the prescriptive term and payment limitations until December 2006 (regarding the establishment of Plan V). On March 11, 2024, the IRDR incident was admitted for future judgment and the suspension of all lawsuits that are in the second instance (TRT) and filed in São Paulo (Capital) and other cities that are part of the jurisdiction of the TRT of São Paulo was determined.

Finally, due to the divergence in interpretation of the labor statute of limitations provided for in the Federal Constitution, an Action for Allegation of Non-Compliance with a Fundamental Precept (ADPF) was also filed, so that the Federal Supreme Court (STF) can resolve the issue and indicate the correct term to be used in the individual cases filed.

On June 27, 2024, a transaction was signed between Banco Santander, BANESPREV, AFABESP and legal advisors establishing criteria and conditions for the settlement of individual lawsuits. By August 23, 2024 (end of the adhesion period), approximately 90% of eligible beneficiaries had formalized their adhesions to said transaction, which were subsequently approved by court decision, and the respective individual lawsuits will be extinguished. Banco Santander registered an obligation related to the amounts effectively due for payment of the transaction. The amounts due for the installments settled to date, equivalent to R$2,369 million, were contributed by Banco Santander to the respective plans administered by Banesprev, responsible for administering the supplementary pension plans and for paying the transaction to the respective beneficiaries. The remaining installments, registered as obligations for employee benefit plans (note 18), will be contributed to Banesprev by May 2026, updated according to the criteria and the adjustment index for benefits provided for in the regulations of the plans to which each holder is linked.

The other individual processes, whose beneficiaries did not adhere to the aforementioned transaction, are pending a final decision regarding the disputed legal issues, which will be resolved when the IRDR and ADPF are judged.

b) Medical and dental care plan

Cabesp - Caixa Beneficente dos Funcionários do Banco do Estado de São Paulo (Benefit Fund for Employees of the Bank of the State of São Paulo): an entity dedicated to covering medical and dental expenses for employees hired before the privatization of Banespa in 2000, as defined in the entity's bylaws.

ABN: The health insurance plan is lifelong and a closed-end plan; it required a 10-year employment relationship with Banco Real and being 55 years of age. The retiree pays 70% of the monthly fee, and the bank subsidizes 30%. This rule was in effect until December 2002, after which the departing retiree pays 100% of the Monthly fee.

Circulars: Lifetime benefit for former Banco Real employees, granted under the same conditions as active employees (same coverage and plan design). Eligible only for the Basic plan (with a 90% subsidy) and Apartment plan (first standard), paying the difference between the plans.

Both plans have co-payments and the inclusion of new dependents is not permitted.

Bandeprev Medical Assistance: a medical assistance plan granted to retirees from the Bank of the State of Pernambuco; it is a lifetime benefit. Banco Santander subsidizes 50% of the plan's cost for those who retired before November 27, 1998. For those who retired after this date, the subsidy is 30%.

Directors with Lifetime Benefits: This benefit applies to former directors from Banco Sudameris; there are no new inclusions, and it is 100% subsidized by the Bank, with all directors allocated to the SulAmerica health insurance company.

Sudameris Foundation Medical Assistance: Medical assistance plan, ward standard, offered to retirees who have contributed to the Sudameris Foundation for at least 25 years. Closed for new enrollments.

Health Plan for Partners: Partners of Banco Santander can maintain their lifetime health plan in case of termination without just cause, if they meet the following requirements: having contributed to the health plan for at least 3 (three) years; having worked as a Partner at Banco Santander for at least 3 (three) years; being 55 years of age or older. The plan will be under the same rules in effect at the time of termination, and the Partner must pay the monthly fee via bank slip. Active dependents at the time of termination remain on the health plan, according to the current policy, and the inclusion of new dependents is not permitted.

Additionally, retired employees are guaranteed the right to remain beneficiaries of Banco Santander's health plan, provided they meet certain legal requirements and assume full payment of their respective contributions, under the same coverage conditions they enjoyed during their employment contracts. Banco Santander's obligations to retirees are assessed using actuarial calculations based on the present value of current costs.

c) Life Insurance

Life Insurance Circulars: granted to retirees according to the Circulars: compensation in cases of natural death, disability due to illness, and accidental death. The subsidy is 45% of the premium amount. This is a closed-end policy.

Life Insurance for Retirement Funds: granted to retirees of the DCA, DAB, and CACIBAN plans from the former Banco Meridional, with a 50% subsidy of the premium for the policyholder, and some retirees have a clause covering 100% of the cost for their spouse. This is a closed-end policy.

III. Actuarial Techniques

The value of the defined benefit obligations was determined by independent actuaries employing the following actuarial techniques:

•	Valuation method

Projected unit credit method, which views each year of service resulting in an additional unit of benefit entitlement and measures each unit separately.

		2025		2024		2023
Actuarial Assumptions Adopted in the Calculations	Retirement	Health	Retirement	Health	Retirement	Health
Nominal Discount Rate for Actuarial Liability	10.7%	10.5%	10.6%	10.5%	8.7%	8.7%
Rate for Determining Interest on Assets for the Following Fiscal Year	10.7%	10.5%	10.6%	10.5%	8.7%	8.7%
Projected Long-Term Inflation Rate	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%
Projected Nominal Wage Growth Rate	3.5%	N/A	3.5%	N/A	3.5%	N/A
General Mortality Table	AT2000	AT2000	AT2000	AT2000	AT2000	AT2000

Changes in the present value of liabilities accrued as defined benefits and the breakdown of actuarial gains (losses) arising from experience, financial assumptions, and demographic assumptions of 2025 and the last 2 years are as follows:

	Post-Employment Plans			Other Similar Obligations
	2025	2024	2023	2025	2024	2023
Present value of liabilities at the beginning of the fiscal period (Note 39)	22,996,370	26,241,550	24,106,720	4,689,396	5,130,333	4,588,664
Costs of current services (Note 39)	255	586	(911)	5,586	5,694	4,903
Interest cost	2,322,447	2,247,577	2,188,015	486,529	438,944	429,103
Paid benefits	(2,822,774)	(4,721,231)	(2,487,932)	(547,991)	(489,818)	(448,912)
Actuarial losses (gains)	546,209	(1,040,157)	2,433,313	841,514	(395,757)	556,575
Others	2,510	268,045	2,345	(137)	-	-
Present value of liabilities at the end of the fiscal period	23,045,017	22,996,370	26,241,550	5,474,897	4,689,396	5,130,333
Any less:
Fair value of plan assets (1)	25,289,715	26,158,640	27,328,362	5,253,707	5,008,751	5,570,354
Unrecognized assets (1)	(2,624,294)	(3,617,497)	(2,649,505)	(368,511)	(877,078)	(1,082,010)
Provisions - net	379,596	455,227	1,562,693	589,701	557,723	641,989

Total provisions for pension plans, net	969,317	1,023,424	2,204,684
Of which:
Actuarial provisions	1,357,203	1,364,437	2,543,504
Actuarial assets (note 15) (1)	387,886	341,013	338,820

Experience-Based Adjustments in Net Assets	(1,338,149)	(1,200,878)	(99,752)	37,761	(772,305)	387,599

Plan Experience	(670,274)	(2,343,241)	(585,676)	(738,349)	(416,984)	(171,107)
Changes in Financial Assumptions	123,950	3,347,376	(1,652,752)	11,000	770,940	(419,306)
Changes in Demographic Assumptions	-	-	(178,125)	(114,165)	41,519	33,838
Actuarial Gain (Loss) - Obligation	(546,324)	1,004,135	(2,416,553)	(841,514)	395,475	(556,575)
Return on Investments Different from the Return Implicit in the Discount Rate	(1,338,033)	(1,183,609)	(127,052)	37,908	(771,685)	387,599
Actuarial Gain (Loss) - Asset	(1,338,033)	(1,183,609)	(127,052)	37,908	(771,685)	387,599
Change in Surplus/Irrecoverable Deficit	1,356,862	(704,716)	1,801,693	598,347	304,272	(89,852)
(1)	Refers to the surplus plans Banesprev I and III, Sanprev I, II and III and Bandeprev. Refers to the surplus plans Banesprev I and III, Sanprev I, II and III and Bandeprev.

The amounts recognized in the consolidated statement of income relating to the previously mentioned defined benefit liabilities are as follows:

	Post-Employment Plans			Other Similar Obligations
	2025	2024	2023	2025	2024	2023
Income
Personnel expenses - Costs of current services (note 39)	255	586	(911)	5,586	5,694	4,903
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	(322,599)	(115,866)	(198,288)	(41,947)	(52,667)	(42,656)
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	363,660	273,924	308,381	89,781	99,728	84,729
Other movements - Extraordinary Charges	(30)	(67)	(280)	-	-	(91)
Total	41,286	158,577	108,902	53,420	52,755	46,885

The fluctuations in the fair value of the plan’s assets were as follows:

	Post-Employment Plans			Other Similar Obligations
	2025	2024	2023	2025	2024	2023
Fair value of plan assets at the beginning of the year	26,158,640	27,328,362	27,316,715	5,008,751	5,570,354	4,945,407
Interest Income (Expenses)	2,645,046	2,363,706	2,386,330	528,476	491,611	471,759
Remeasurement – Real gain (loss) on actuarial assets excluding interest expenses (net)	(1,338,149)	(1,200,878)	(99,752)	37,761	(772,305)	387,599
Contributions	646,952	2,388,681	212,719	182,652	177,614	173,335
Being:
By the Bank	644,411	2,386,461	210,367	182,652	177,614	173,335
By plan participants	2,541	2,220	2,352	-	-	-
Paid benefits	(2,822,774)	(4,721,231)	(2,487,650)	(503,933)	(458,523)	(407,746)
Fair value of plan assets at the end of the year	25,289,715	26,158,640	27,328,362	5,253,707	5,008,751	5,570,354

Significant actuarial assumptions have an effect on the amounts recognized in profit or loss and on the present value of liabilities. Changes in the interest rate, mortality table, and healthcare cost trend rate, as of December 31, 2025, would have the following effects:

					Sensitivity
	2025		2024		2023
	Current Service Cost and Interest	Present Value of Liabilities	Current Service Cost and Interest	Present Value of Liabilities	Current Service Cost and Interest	Present Value of Liabilities
Interest rate
(+)0.5%	(26,808)	(259,596)	(23,750)	(231,019)	(27,627)	(346,439)
(-)0.5%	29,147	282,241	25,895	251,828	24,768	266,243
General Mortality Table
Applied (+) 2 years	(57,188)	(553,699)	(48,858)	(475,167)	(50,263)	(611,723)
Applied (-) 2 years	59,695	577,970	50,445	490,605	48,527	544,105
Cost of Medical Care
(+)0.5%	32,334	313,063	28,376	275,982	26,968	291,763
(-)0.5%	(30,085)	(291,286)	(26,451)	(257,258)	(30,133)	(376,538)

The following table presents the duration of actuarial liabilities of the plans sponsored by Banco Santander:

Post-Employment Plans		Other Similar Obligations
Plans	Duration (Average in Years)	Plans	Duration (Average in Years)
Banesprev	7.58	Cabesp	10.33
Sanprev	7.04	ABN	7.64
Bandeprev	5.51	Circulars	7.21
SantanderPrevi	6.03	AM - Bandeprev	8.01
CACIBAN / DAB / DCA	4.78 /4.50 /5.31	Lifetime Directors	5.97
		AM - Fundação Sudameris	8.21
		Health Plan for Members	21.11
		Life insurance	4.60

The maximum available economic benefit of the Pension Plans presented herein is calculated in accordance with the current PREVIC regulations applicable to each Plan, observing the relevant regulatory provisions. The aforementioned benefit corresponds to the amount recoverable by the sponsor, whether through reimbursement of amounts, reduction of future contributions, or a combination of both methods, in the manner and within the limits established by the applicable regulations.

The main asset categories as a percentage of the plan's total assets as of December 31, 2025, are as follows: Equity instruments 0%, Debt instruments 94.6%, Real estate 0.2% and other 5.2%.